Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Four Zero One K Plan
Defined Contribution Plan Disclosure [Line Items]
Employers contribution towards plan	$ 1,118	$ 57	$ 66		$ 2,759
PCI Four Zero One K Plan
Defined Contribution Plan Disclosure [Line Items]
Employers contribution towards plan				$ 650
NuWave Four Zero One K Plan
Defined Contribution Plan Disclosure [Line Items]
Employers contribution towards plan				650
Open Solutions Four Zero One K Plan
Defined Contribution Plan Disclosure [Line Items]
Employers contribution towards plan				650
Predecessor | Four Zero One K Plan
Defined Contribution Plan Disclosure [Line Items]
Employers contribution towards plan		$ 558		$ 1,724		$ 1,623	$ 1,977	$ 1,257